Fair value measurement (Tables)	12 Months Ended
Oct. 31, 2020
Statement [LineItems]
Summary of fair value of financial instruments
Fair value of financial instruments

		Carrying value
$ millions, as at October 31		Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
2020	Financial assets
	Cash and deposits with banks	$61,570	$948	$–	$–	$62,518	$62,518	$–
	Securities	31,800	62,576	117	54,553	149,046	149,599	553
	Cash collateral on securities borrowed	8,547	–	–	–	8,547	8,547	–
	Securities purchased under resale agreements	58,090	7,505	–	–	65,595	65,595	–
	Loans
	Residential mortgages	220,739	63	–	–	220,802	222,920	2,118
	Personal	41,390	–	–	–	41,390	41,452	62
	Credit card	10,722	–	–	–	10,722	10,722	–
	Business and government	110,220	23,291	357	–	133,868	134,097	229
	Derivative instruments	–	32,730	–	–	32,730	32,730	–
	Customers’ liability under acceptances	9,606	–	–	–	9,606	9,606	–
	Other assets	15,940	–	–	–	15,940	15,940	–
	Financial liabilities
	Deposits
	Personal	$199,593	$–	$2,559	$–	$202,152	$202,345	$193
	Business and government	301,546	–	9,880	–	311,426	312,279	853
	Bank	17,011	–	–	–	17,011	17,011	–
	Secured borrowings	39,560	–	591	–	40,151	40,586	435
	Derivative instruments	–	30,508	–	–	30,508	30,508	–
	Acceptances	9,649	–	–	–	9,649	9,649	–
	Obligations related to securities sold short	–	15,963	–	–	15,963	15,963	–
	Cash collateral on securities lent	1,824	–	–	–	1,824	1,824	–
	Obligations related to securities sold under repurchase agreements (1)	54,617	–	17,036	–	71,653	71,653	–
	Other liabilities	15,282	133	9	–	15,424	15,424	–
	Subordinated indebtedness	5,712	–	–	–	5,712	5,993	281

		Carrying value
$ millions, as at October 31		Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
2019	Financial assets
	Cash and deposits with banks	$16,720	$639	$–	$–	$17,359	$17,359	$–
	Securities	20,115	53,984	413	46,798	121,310	121,453	143
	Cash collateral on securities borrowed	3,664	–	–	–	3,664	3,664	–
	Securities purchased under resale agreements	50,913	5,198	–	–	56,111	56,111	–
	Loans
	Residential mortgages	208,381	60	–	–	208,441	208,693	252
	Personal	43,098	–	–	–	43,098	43,120	22
	Credit card	12,335	–	–	–	12,335	12,335	–
	Business and government	103,885	21,182	–	–	125,067	125,160	93
	Derivative instruments	–	23,895	–	–	23,895	23,895	–
	Customers’ liability under acceptances	9,167	–	–	–	9,167	9,167	–
	Other assets	13,829	–	–	–	13,829	13,829	–
	Financial liabilities
	Deposits
	Personal	$176,340	$–	$1,751	$–	$178,091	$178,046	$(45)
	Business and government	248,367	–	9,135	–	257,502	257,872	370
	Bank	11,224	–	–	–	11,224	11,224	–
	Secured borrowings	38,680	–	215	–	38,895	39,223	328
	Derivative instruments	–	25,113	–	–	25,113	25,113	–
	Acceptances	9,188	–	–	–	9,188	9,188	–
	Obligations related to securities sold short	–	15,635	–	–	15,635	15,635	–
	Cash collateral on securities lent	1,822	–	–	–	1,822	1,822	–
	Obligations related to securities sold under repurchase agreements	51,801	–	–	–	51,801	51,801	–
	Other liabilities	14,066	114	12	–	14,192	14,192	–
	Subordinated indebtedness	4,684	–	–	–	4,684	4,925	241

(1)	Includes obligations related to securities sold under repurchase agreements supported by bearer deposit notes that are pledged as collateral under the Bank of Canada Term Repo Facility.

Summary of derivative financial instruments
Fair value of derivative instruments

$ millions, as at October 31				2020			2019
		Positive	Negative	Net	Positive	Negative	Net
Held for trading
Interest rate derivatives
Over-the-counter	– Forward rate agreements	$108	$161	$(53)	$67	$241	$(174)
	– Swap contracts	12,296	9,309	2,987	8,528	7,697	831
	– Purchased options	109	–	109	92	–	92
	– Written options	–	129	(129)	–	128	(128)
		12,513	9,599	2,914	8,687	8,066	621
Exchange-traded	– Purchased options	4	–	4	4	–	4
		4	–	4	4	–	4
Total interest rate derivatives		12,517	9,599	2,918	8,691	8,066	625
Foreign exchange derivatives
Over-the-counter	– Forward contracts	6,655	6,358	297	5,152	5,711	(559)
	– Swap contracts	3,469	3,613	(144)	2,971	3,330	(359)
	– Purchased options	303	–	303	214	–	214
	– Written options	–	214	(214)	–	196	(196)
Total foreign exchange derivatives		10,427	10,185	242	8,337	9,237	(900)
Credit derivatives
Over-the-counter	– Credit default swap contracts – protection purchased	104	47	57	105	21	84
	– Credit default swap contracts – protection sold	2	100	(98)	–	107	(107)
Total credit derivatives		106	147	(41)	105	128	(23)
Equity derivatives
Over-the-counter		1,995	3,427	(1,432)	1,262	2,561	(1,299)
Exchange-traded		3,153	3,537	(384)	2,384	1,825	559
Total equity derivatives		5,148	6,964	(1,816)	3,646	4,386	(740)
Precious metal derivatives
Over-the-counter		283	366	(83)	287	167	120
Exchange-traded		–	–	–	69	45	24
Total precious metal derivatives		283	366	(83)	356	212	144
Other commodity derivatives
Over-the-counter		2,604	1,806	798	1,289	1,517	(228)
Exchange-traded		271	325	(54)	314	253	61
Total other commodity derivatives		2,875	2,131	744	1,603	1,770	(167)
Total held for trading		31,356	29,392	1,964	22,738	23,799	(1,061)
Held for ALM
Interest rate derivatives
Over-the-counter	– Forward rate agreements	–	1	(1)	2	1	1
	– Swap contracts	310	392	(82)	439	256	183
	– Purchased options	17	–	17	14	–	14
	– Written options	1	–	1	–	–	–
Total interest rate derivatives		328	393	(65)	455	257	198
Foreign exchange derivatives
Over-the-counter	– Forward contracts	14	14	–	31	28	3
	– Swap contracts	1,021	684	337	571	1,026	(455)
Total foreign exchange derivatives		1,035	698	337	602	1,054	(452)
Credit derivatives
Over-the-counter	– Credit default swap contracts – protection purchased	–	1	(1)	–	3	(3)
Total credit derivatives		–	1	(1)	–	3	(3)
Equity derivatives
Over-the-counter		8	24	(16)	100	–	100
Total equity derivatives		8	24	(16)	100	–	100
Other commodity derivatives
Over-the-counter		3	–	3	–	–	–
Total other commodity derivatives		3	–	3	–	–	–
Total held for ALM		1,374	1,116	258	1,157	1,314	(157)
Total fair value		32,730	30,508	2,222	23,895	25,113	(1,218)
Less: effect of netting		(19,347)	(19,347)	–	(14,572)	(14,572)	–
		$13,383	$ 11,161	$ 2,222	$9,323	$10,541	$(1,218)

Changes in fair value of financial assets and liabilities in level 3
The following table presents the changes in fair value of financial assets and liabilities in Level 3. These instruments are measured at fair value utilizing non-observable
market inputs. We often hedge positions with offsetting positions that may be classified in a different level. As a result, the gains and losses for assets and liabilities in the Level 3 category presented in the table below do not reflect the effect of offsetting gains and losses on the related hedging instruments that are classified in Level 1 and Level 2.

		Net gains (losses) included in income (1)
$ millions, for the year ended October 31	Opening balance	Realized (2)	Unrealized (2)(3)	Net unrealized gains (losses) included in OCI (4)	Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances	Sales/ Settlements	Closing balance
2020
Securities mandatorily measured at FVTPL
Corporate equity	$7	$–	$(8)	$–	$7	$–	$10	$–	$16
Corporate debt	23	–	2	–	–	–	–	–	25
Mortgage- and asset-backed	173	–	–	–	–	–	118	(156)	135
Securities designated at FVTPL
Asset-backed	–	–	–	–	–	–	–	–	–
Loans mandatorily measured at FVTPL
Business and government	831	–	–	3	–	–	1,270	(1,478)	626
Debt securities measured at FVOCI
Government issued or guaranteed	–	–	–	–	–	–	–	–	–
Corporate debt	–	–	–	(3)	20	–	1	(18)	–
Mortgage- and asset-backed	–	–	–	–	–	–	–	–	–
Equity securities designated at FVOCI
Corporate equity	291	–	–	63	–	–	50	(164)	240
Derivative instruments
Interest rate	56	–	32	–	–	–	6	(46)	48
Credit	104	(7)	1	–	–	–	–	–	98
Equity	252	–	(40)	–	–	–	53	(53)	212
Total assets	$1,737	$(7)	$(13)	$63	$27	$–	$1,508	$(1,915)	$1,400
Deposits and other liabilities (5)	$(601)	$–	$512	$–	$(42)	$29	$(72)	$178	$4
Derivative instruments
Interest rate	(1)	–	(33)	–	–	–	–	6	(28)
Credit	(112)	7	(2)	–	–	–	–	–	(107)
Equity	(155)	–	14	–	–	–	(60)	38	(163)
Total liabilities	$(869)	$7	$491	$–	$(42)	$29	$(132)	$222	$(294)
2019
Securities mandatorily measured at FVTPL
Corporate equity	$6	$–	$1	$–	$–	$–	$–	$–	$7
Corporate debt	26	–	(3)	–	–	–	–	–	23
Mortgage- and asset-backed	319	–	1	–	–	–	74	(221)	173
Securities designated at FVTPL
Asset-backed	–	–	–	–	–	–	–	–	–
Loans mandatorily measured at FVTPL
Business and government	482	–	–	(1)	–	–	856	(506)	831
Debt securities measured at FVOCI
Government issued or guaranteed	–	–	–	–	–	–	–	–	–
Corporate debt	–	–	–	–	–	–	–	–	–
Mortgage- and asset-backed	–	–	–	–	–	–	–	–	–
Equity securities designated at FVOCI
Corporate equity	285	–	–	2	–	–	74	(70)	291
Derivative instruments
Interest rate	–	–	59	–	–	–	2	(5)	56
Credit	115	(9)	(2)	–	–	–	–	–	104
Equity	107	–	15	–	–	(24)	202	(48)	252
Total assets	$1,340	$(9)	$71	$1	$–	$(24)	$1,208	$(850)	$1,737
Deposits and other liabilities (5)	$(423)	$–	$(113)	$–	$(100)	$117	$(288)	$206	$(601)
Derivative instruments
Interest rate	(109)	–	132	–	–	–	–	(24)	(1)
Credit	(131)	9	3	–	–	–	–	7	(112)
Equity	(119)	–	(89)	–	–	77	(70)	46	(155)
Total liabilities	$(782)	$9	$(67)	$–	$(100)	$194	$(358)	$235	$(869)

(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(3)	Comprises unrealized gains and losses relating to these assets and liabilities held at the end of the reporting year.
(4)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(5)
Includes deposits designated at FVTPL of $137 million (2019: $135 million) and net bifurcated embedded derivative assets of $141 million (2019: net bifurcated embedded derivative liabilities of $466 million).

Valuation techniques and quantitative information about significant non-observable inputs used in level 3 financial instruments
Quantitative information about significant
non-observable
inputs
Valuation techniques using one or more
non-observable
inputs are used for a number of financial instruments. The following table discloses the valuation techniques and quantitative information about the significant non-observable
inputs used in Level 3 financial instruments:

						Range of inputs
$ millions, as at October 31	2020	Valuation techniques		Key non-observable inputs		Low		High
Securities mandatorily measured at FVTPL
Corporate equity	$16	Valuation multiple		Earnings multiple		12.2		12.2
Corporate debt	25	Discounted cash flow		Discount rate		7.5%		7.5%
Mortgage- and asset-backed	135	Discounted cash flow		Credit spread		1.4%		2.0%
		Market proxy or direct broker quote		Market proxy or direct broker quote		0.5		0.5
Equity securities designated at FVOCI
Corporate equity
Limited partnerships and private companies	240	Adjusted net asset value	(1)	Net asset value	(3)	n/a		n/a
		Proxy share price		Proxy share price	(3)	n/a		n/a
Loans mandatorily measured at FVTPL
Business and government	626	Discounted cash flow		Credit spread		0.6%		2.1%
Derivative instruments
Interest rate	48	Proprietary model	(2)	n/a		n/a		n/a
		Option model		Market volatility		17.1%		97.3%
Credit	98	Market proxy or direct broker quote		Market proxy or direct broker quote		0.0%		20.5%
Equity	212	Option model		Market correlation		35.0%		96.0%
Total assets	$1,400
Deposits and other liabilities	$4	Option model		Market volatility		10.0%		87.0%
				Market correlation		(60.0	) %	100.0%
Derivative instruments
Interest rate	(28)	Proprietary model	(2)	n/a		n/a		n/a
		Option model		Market volatility		17.1%		97.3%
Credit	(107)	Market proxy or direct broker quote		Market proxy or direct broker quote		0.0%		20.5%
Equity	(163)	Option model		Market correlation		13.0%		98.0%
Total liabilities	$(294)

(1)
Adjusted net asset value is determined using reported net asset values obtained from the fund manager or general partner of the limited partnership or the limited liability company and may be adjusted for current market levels where appropriate.

(2)	Using valuation techniques that we consider to be non-observable.
(3)	The range of NAV price or proxy share price has not been disclosed due to the wide range and diverse nature of the investments.
n/a	Not applicable.

Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Statement [LineItems]
Summary of fair value of financial instruments
The table below presents the fair values by level within the fair value hierarchy for those assets and liabilities in which fair value is not assumed to equal the carrying value:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total 2020	Total 2019
$ millions, as at October 31	2020	2019	2020	2019	2020	2019
Financial assets
Amortized cost securities	$–	$–	$31,773	$20,242	$580	$524	$32,353	$20,766
Loans
Residential mortgages	–	–	–	–	222,857	208,633	222,857	208,633
Personal	–	–	–	–	41,452	43,120	41,452	43,120
Credit card	–	–	–	–	10,722	12,335	10,722	12,335
Business and government	–	–	–	–	110,449	103,978	110,449	103,978
Investment in equity-accounted associates (1)	10	9	–	–	83	76	93	85
Financial liabilities
Deposits
Personal	$–	$–	$52,648	$53,994	$1,282	$1,635	$53,930	$55,629
Business and government	–	–	132,016	123,144	2,302	2,508	134,318	125,652
Bank	–	–	10,048	6,113	–	–	10,048	6,113
Secured borrowings	–	–	38,275	36,049	1,720	2,959	39,995	39,008
Subordinated indebtedness	–	–	5,993	4,925	–	–	5,993	4,925

(1)	See Note 26 for details of our equity-accounted associates.

At fair value [member]
Statement [LineItems]
Summary of fair value of financial instruments
The table below presents the fair values of financial instruments by level within the fair value hierarchy:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total 2020	Total 2019
$ millions, as at October 31	2020	2019	2020	2019	2020	2019
Financial assets
Deposits with banks	$–	$–	$948	$639	$–	$–	$948	$639
Securities mandatorily measured and designated at FVTPL
Government issued or guaranteed	3,917	2,372	25,091 (1)	19,306 (1)	–	–	29,008	21,678
Corporate equity	27,919	25,852	47	684	16	7	27,982	26,543
Corporate debt	–	–	3,525	3,760	25	23	3,550	3,783
Mortgage- and asset-backed	–	–	2,018 (2)	2,220 (2)	135	173	2,153	2,393
	31,836	28,224	30,681	25,970	176	203	62,693	54,397
Loans mandatorily measured at FVTPL
Business and government	–	–	23,022	20,351	626 (3)	831 (3)	23,648	21,182
Residential mortgages	–	–	63	60	–	–	63	60
	–	–	23,085	20,411	626	831	23,711	21,242
Debt securities measured at FVOCI
Government issued or guaranteed	3,912	2,369	41,269	35,460	–	–	45,181	37,829
Corporate debt	–	–	6,224	5,621	–	–	6,224	5,621
Mortgage- and asset-backed	–	–	2,563	2,746	–	–	2,563	2,746
	3,912	2,369	50,056	43,827	–	–	53,968	46,196
Equity securities designated at FVOCI
Corporate equity	41	45	304	266	240	291	585	602
	41	45	304	266	240	291	585	602
Securities purchased under resale agreements measured at FVTPL	–	–	7,505	5,198	–	–	7,505	5,198
Derivative instruments
Interest rate	4	4	12,793	9,086	48	56	12,845	9,146
Foreign exchange	–	–	11,462	8,939	–	–	11,462	8,939
Credit	–	–	8	1	98	104	106	105
Equity	3,153	2,383	1,791	1,111	212	252	5,156	3,746
Precious metal	–	–	283	356	–	–	283	356
Other commodity	271	383	2,607	1,220	–	–	2,878	1,603
	3,428	2,770	28,944	20,713	358	412	32,730	23,895
Total financial assets	$39,217	$33,408	$141,523	$117,024	$1,400	$1,737	$182,140	$152,169
Financial liabilities
Deposits and other liabilities (4)	$–	$–	$(13,176)	$(10,626)	$4	$(601)	$(13,172)	$(11,227)
Obligations related to securities sold short	(5,363)	(7,258)	(10,600)	(8,377)	–	–	(15,963)	(15,635)
Obligations related to securities sold under repurchase agreements	–	–	(17,036)	–	–	–	(17,036)	–
Derivative instruments
Interest rate	–	–	(9,964)	(8,322)	(28)	(1)	(9,992)	(8,323)
Foreign exchange	–	–	(10,883)	(10,291)	–	–	(10,883)	(10,291)
Credit	–	–	(41)	(19)	(107)	(112)	(148)	(131)
Equity	(3,537)	(1,824)	(3,288)	(2,407)	(163)	(155)	(6,988)	(4,386)
Precious metal	–	–	(366)	(212)	–	–	(366)	(212)
Other commodity	(325)	(300)	(1,806)	(1,470)	–	–	(2,131)	(1,770)
	(3,862)	(2,124)	(26,348)	(22,721)	(298)	(268)	(30,508)	(25,113)
Total financial liabilities	$(9,225)	$(9,382)	$(67,160)	$(41,724)	$(294)	$(869)	$(76,679)	$(51,975)

(1)	Includes $57 million related to securities designated at FVTPL (2019: $56 million).
(2)	Includes $60 million related to ABS designated at FVTPL (2019: $357 million).
(3)	Includes $357 million related to loans designated at FVTPL (2019: nil).
(4)
Comprises deposits designated at FVTPL of $13,419 million (2019: $10,458 million), net bifurcated embedded derivative assets of $389 million (2019: net bifurcated embedded derivative liabilities of $643 million), other liabilities designated at FVTPL of $9 million (2019: $12 million), and other financial liabilities measured at fair value of $133 million (2019: $114 million).